Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee benefits expense:
Wages, salaries and redundancies	$ 3,683,000	$ 3,653,000	$ 3,392,000
Employee share awards	138,275	123,313	106,214
Social security costs	4,000	4,000	3,000
Pension and other post-retirement obligations	292,000	292,000	273,000
Less employee benefits expense classified as exploration and evaluation expenditure	(85,000)	(82,000)	(79,000)
Changes in inventories of finished goods and work in progress	496,000	(142,000)	(743,000)
Raw materials and consumables used	4,591,000	4,389,000	3,830,000
Freight and transportation	2,378,000	2,294,000	1,786,000
External services	4,745,000	4,786,000	4,037,000
Third party commodity purchases	1,069,000	1,374,000	1,060,000
Net foreign exchange (gains)/losses	(147,000)	(93,000)	103,000
Government royalties paid and payable	2,538,000	2,168,000	1,986,000
Exploration and evaluation expenditure incurred and expensed in the current period	516,000	641,000	610,000
Depreciation and amortisation expense	5,829,000	6,288,000	6,184,000
Net impairments:
Property, plant and equipment	250,000	838,000
Goodwill and other intangible assets	14,000	2,353,000
Available for sale financial assets		1,000
Operating lease rentals	405,000	421,000	391,000
All other operating expenses	1,306,000	1,078,000	989,000
Total expenses	28,022,000	27,527,000	24,120,000
(Gains)/losses on disposal of property, plant and equipment	(22,000)	10,000	(286,000)
Other income	(371,000)	(257,000)	(376,000)
Total other income	(393,000)	(247,000)	(662,000)
Continuing operation [member]
Net impairments:
Property, plant and equipment	250,000	318,000	160,000
Goodwill and other intangible assets	$ 14,000	$ 14,000	$ 33,000